Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 28, 2019
Entity Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jun. 28, 2019
IPS Strategic Capital Absolute Return Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IPSAX